DEFERRED INCOME TAX (Changes in deferred tax assets and liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability, beginning balance	$ (186,216)
Deferred tax assets, beginning balance	160,745
Translation differences	330	$ (69)
Income statement credit (charge)	80,692	185,655
Credits directly to other comprehensive income	(18,056)	(14,158)
Effect of changes in tax law (note 10)	0	(9,117)	$ 0
Deferred tax liability, ending balance	(162,742)	(186,216)
Deferred tax assets, ending balance	200,237	160,745
Deferred tax assets recognized on unused tax losses	17,400	3,600
Unused tax credits for which no deferred tax asset recognised	202,000	100,000
Unused tax losses for which no deferred tax asset recognised	879,000	800,000
Deferred tax liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability, beginning balance	(341,265)	(479,058)
Income statement credit (charge)	50,503	137,793
Deferred tax liability, ending balance	(290,762)	(341,265)	(479,058)
PP&E
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability, beginning balance	(353,420)	(426,140)
Income statement credit (charge)	152,864	72,720
Deferred tax liability, ending balance	(200,556)	(353,420)	(426,140)
Inventories
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability, beginning balance		(30,187)
Deferred tax assets, beginning balance	49,437
Income statement credit (charge)	(119,031)	79,624
Deferred tax liability, ending balance	(69,594)		(30,187)
Deferred tax assets, ending balance		49,437
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability, beginning balance	(26,323)	(20,710)
Income statement credit (charge)	3,400	(5,613)
Deferred tax liability, ending balance	(22,923)	(26,323)	(20,710)
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability, beginning balance	(10,959)	(2,021)
Income statement credit (charge)	13,270	(8,938)
Deferred tax liability, ending balance		(10,959)	(2,021)
Deferred tax assets, ending balance	2,311
Deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	315,795	291,276
Translation differences	330	(69)
Income statement credit (charge)	30,189	47,862
Credits directly to other comprehensive income	(18,056)	(14,158)
Effect of changes in tax law (note 10)		(9,117)
Deferred tax assets, ending balance	328,257	315,795	291,276
Provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	82,139	52,342
Translation differences	0	0
Income statement credit (charge)	16,860	29,797
Credits directly to other comprehensive income	0	0
Effect of changes in tax law (note 10)		0
Deferred tax assets, ending balance	98,999	82,139	52,342
Trade receivables
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	35,144	9,186
Translation differences	0	0
Income statement credit (charge)	(19,629)	25,958
Credits directly to other comprehensive income	0	0
Effect of changes in tax law (note 10)		0
Deferred tax assets, ending balance	15,515	35,144	9,186
Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	3,578	31,084
Translation differences	0	0
Income statement credit (charge)	13,822	(27,506)
Credits directly to other comprehensive income	0	0
Effect of changes in tax law (note 10)		0
Deferred tax assets, ending balance	17,400	3,578	31,084
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, beginning balance	194,934	198,664
Translation differences	330	(69)
Income statement credit (charge)	19,136	19,613
Credits directly to other comprehensive income	(18,056)	(14,158)
Effect of changes in tax law (note 10)		(9,117)
Deferred tax assets, ending balance	$ 196,343	$ 194,934	$ 198,664